DISCONTINUED OPERATIONS - Additional Information (Detail) $ in Millions			1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 08, 2013 USD ($)	Dec. 17, 2012 USD ($)	Dec. 29, 2012 USD ($)	Oct. 31, 2012 USD ($)	Sep. 28, 2013 Entity	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($) Entity	Dec. 29, 2012 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income Tax Expense (Benefit) Related to Sale of Business						$ (19.1)
(Payments) proceeds from sales of businesses, net of cash sold						(3.9)	$ 93.5	$ 1,260.6
Assets held for sale						29.5	136.9
Other Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of Long-Lived Assets to be Disposed of							$ 22.2
Number Of Entities Classified As Held for Sale | Entity					2		2
Assets held for sale							$ 136.9
Liabilities held for sale							$ 61.0
Security Spain & Italy [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of Long-Lived Assets to be Disposed of						$ 60.7
Hardware & Home Improvement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Payments) proceeds from sales of businesses, net of cash sold			$ 1,400.0	$ 1,400.0
Gain (loss) from sale of businesses			$ (358.9)
First closing | Hardware & Home Improvement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from sale of businesses		$ (358.9)
Second closing | Tong Lung
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Payments) proceeds from sales of businesses, net of cash sold	$ 93.5
Gain (loss) from sale of businesses	$ (4.7)